ING Series Fund, Inc.

ING Money Market Fund (“Fund”)

Supplement dated August 29, 2008

to the Class O Shares Prospectus

dated July 31, 2007

The Class O shares Prospectus for the Fund dated July 31, 2008 was filed with the SEC on August 5, 2008.  The July 31, 2008 Class O shares Prospectus for the Fund supersedes the July 31, 2007 Class O shares Prospectus.  Shareholders should refer to the Prospectus dated July 31, 2008 for any information regarding the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE